Income taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income taxes
16. Income taxes
Profit/(loss) before taxes was derived from the following sources:
	For the year ended
	Dec 31, 2016	Dec 31, 2015	Dec 31, 2014
Domestic	3,808,366	32,034,825	1,707,223
Foreign	—	—	—
	3,808,366	32,034,825	1,707,223
The components of the provision for income taxes are as follows:
	For the year ended
	Dec 31, 2016	Dec 31, 2015	Dec 31, 2014
Domestic
Current tax expenses	(60,434)	(79,860)	(46,749)
Income tax expense for year	(60,434)	(79,860)	(46,749)
All domestic tax for the years ended December 31, 2014, 2015 and 2016 arose the Irish/U.S. tax jurisdiction.